Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

W. John McGuire

202.739.5654

wjmcguire@morganlewis.com

April 13, 2012

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SSgA Active ETF Trust: Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File Nos. 333-173276 and 811-22542)

Ladies and Gentlemen:

On behalf of our client, SSgA Active ETF Trust (the “Trust”), we are filing, pursuant to the Securities Act of 1933, and under the Investment Company Act of 1940, Pre-Effective Amendment No. 3 to the Trust’s Registration Statement on Form N-1A. The purpose of Pre-Effective Amendment No. 3 is to incorporate the staff’s comments to the Trust’s Pre-Effective Amendment No. 2 filing, which was filed with the SEC via EDGAR Accession No. 0001193125-12-004964 on January 6, 2012, and to make other changes to the Prospectus and Statement of Additional Information for the Trust’s SPDR SSgA Multi-Asset Real Return ETF (formerly, SPDR SSgA Real Asset Strategy ETF), SPDR SSgA Income Allocation ETF, SPDR SSgA Conservative Global Allocation ETF, SPDR SSgA Global Allocation ETF, SPDR SSgA Aggressive Global Allocation ETF and SPDR Blackstone/GSO Senior Loan ETF (formerly, SPDR SSgA Blackstone/GSO Senior Loan ETF).

Please contact me at (202) 739-5654 with your questions or comments.

Sincerely,

/s/ W. John McGuire
W. John McGuire